Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments
3.           Segments
The chief operating decision maker (“CODM”) has been determined to be the Group Chief Executive Officer.
Our two reportable segments are defined as follows:
•The Insurance segment comprises a specialized portfolio of risks that includes Property, Marine, Asset Backed Finance & Portfolio Credit, Energy, Cyber, Aviation & Aerospace, Political Risk, Violence & Terror, and Other Insurance risks.
•The Reinsurance segment is primarily a property catastrophe book, with a smaller proportion of Retro & Whole Account business.
The Group also has an “Other” category that includes general and administrative expenses and The Fidelis Partnership commissions.
The CODM and management measure segment performance based on segment underwriting income. Segment underwriting income is used in (i) the annual budgeting and forecasting process, (ii) quarterly comparisons of budget to actual, (iii) quarterly comparisons of actual to prior year, and (iv) comparison of performance across segments.
The accounting policies of the segments are the same as those described in Note 2 (Significant Accounting Policies). Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 13 (Related Party Transactions)) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
The following tables summarize the Group's segment disclosures:

	2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$3,756.3	$961.3	$—	$4,717.6
Net premiums written	2,531.9	476.7	—	3,008.6
Net premiums earned	1,899.4	394.3	—	2,293.7
Losses and loss adjustment expenses	(996.5)	(93.3)	—	(1,089.8)
Policy acquisition expenses	(557.6)	(103.7)	(328.8)	(990.1)
General and administrative expenses	—	—	(96.6)	(96.6)
Underwriting income	345.3	197.3		117.2
Net investment income				184.0
Net realized and unrealized investment gains				22.8
Corporate and other expenses				(1.2)
Net foreign exchange gains				0.5
Financing costs				(47.7)
Income before income taxes				275.6
Income tax expense				(50.1)
Net income				$225.5

Losses and loss adjustment expenses incurred - current year	(918.9)	(173.9)		$(1,092.8)
Losses and loss adjustment expenses incurred - prior accident years	(77.6)	80.6		3.0
Losses and loss adjustment expenses incurred - total	$(996.5)	$(93.3)		$(1,089.8)

Underwriting Ratios(1)
Loss ratio - current year	48.4%	44.1%		47.6%
Loss ratio - prior accident years	4.1%	(20.4%)		(0.1%)
Loss ratio - total	52.5%	23.7%		47.5%
Policy acquisition expense ratio	29.4%	26.3%		28.8%
Underwriting ratio	81.9%	50.0%		76.3%
The Fidelis Partnership commissions ratio				14.3%
General and administrative expense ratio				4.2%
Combined ratio				94.8%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$3,538.5	$864.6	$—	$4,403.1
Net premiums written	2,050.4	344.2	—	2,394.6
Net premiums earned	1,902.4	355.7	—	2,258.1
Losses and loss adjustment expenses	(1,101.5)	(54.3)	—	(1,155.8)
Policy acquisition expenses	(604.6)	(84.0)	(311.1)	(999.7)
General and administrative expenses	—	—	(94.3)	(94.3)
Underwriting income	196.3	217.4		8.3
Net investment income				190.5
Net realized and unrealized investment losses				(28.6)
Corporate and other expenses				(1.6)
Net foreign exchange gains				1.6
Financing costs				(33.8)
Income before income taxes				136.4
Income tax expense				(23.1)
Net income				$113.3

Losses and loss adjustment expenses incurred - current year	(916.9)	(114.3)		$(1,031.2)
Losses and loss adjustment expenses incurred - prior accident years	(184.6)	60.0		(124.6)
Losses and loss adjustment expenses incurred - total	$(1,101.5)	$(54.3)		$(1,155.8)

Underwriting Ratios(1)
Loss ratio - current year	48.2%	32.2%		45.7%
Loss ratio - prior accident years	9.7%	(16.9%)		5.5%
Loss ratio - total	57.9%	15.3%		51.2%
Policy acquisition expense ratio	31.8%	23.6%		30.5%
Underwriting ratio	89.7%	38.9%		81.7%
The Fidelis Partnership commissions ratio				13.8%
General and administrative expense ratio				4.2%
Combined ratio				99.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2023
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,960.4	$618.6	$—	$3,579.0
Net premiums written	1,880.5	256.1	—	2,136.6
Net premiums earned	1,577.0	255.6	—	1,832.6
Losses and loss adjustment expenses	(675.1)	(23.7)	—	(698.8)
Policy acquisition expenses	(429.1)	(69.4)	(225.3)	(723.8)
General and administrative expenses	—	—	(82.7)	(82.7)
Underwriting income	472.8	162.5		327.3
Net investment income				119.5
Net realized and unrealized investment gains				4.9
Other income				0.1
Net gain on distribution of The Fidelis Partnership				1,639.1
Corporate and other expenses				(4.1)
Net foreign exchange losses				(4.1)
Financing costs				(35.5)
Income before income taxes				2,047.2
Income tax benefit				85.3
Net income				$2,132.5

Losses and loss adjustment expenses incurred - current year	(669.5)	(92.2)		$(761.7)
Losses and loss adjustment expenses incurred - prior accident years	(5.6)	68.5		62.9
Losses and loss adjustment expenses incurred - total	$(675.1)	$(23.7)		$(698.8)

Underwriting Ratios(1)
Loss ratio - current year	42.4%	36.1%		41.5%
Loss ratio - prior accident years	0.4%	(26.8%)		(3.4%)
Loss ratio - total	42.8%	9.3%		38.1%
Policy acquisition expense ratio	27.2%	27.2%		27.2%
Underwriting ratio	70.0%	36.5%		65.3%
The Fidelis Partnership commissions ratio				12.3%
General and administrative expense ratio				4.5%
Combined ratio				82.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.
The following table summarizes gross premiums written by line of business within each underwriting segment.

	2025	2024	2023
Insurance
Property	$1,314.9	$1,279.6	$988.1
Marine	722.6	785.7	673.4
Asset Backed Finance & Portfolio Credit	531.0	399.2	293.3
Energy	208.8	192.5	172.1
Cyber	195.6	82.9	69.9
Aviation & Aerospace	172.2	339.5	371.8
Political Risk, Violence & Terror	156.6	204.2	221.7
Other Insurance	454.6	254.9	170.1
Total Insurance	3,756.3	3,538.5	2,960.4

Reinsurance
Property Reinsurance	931.6	832.9	596.8
Retro & Whole Account	29.7	31.7	21.8
Total Reinsurance	$961.3	$864.6	$618.6
c) The following table presents gross premiums written by the geographical location of the Group’s subsidiaries:

	2025	2024	2023
United Kingdom	$2,423.7	$2,347.2	$1,977.0
Bermuda	1,854.8	1,448.4	1,047.5
Republic of Ireland	439.1	607.5	554.5
Total	$4,717.6	$4,403.1	$3,579.0
The information presented above is after allocation of consolidation adjustments. Amounts relating to intergroup reinsurance are not included in the above table.